Subsequent events	12 Months Ended
Oct. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

22. Subsequent events

Subsequent to October 31, 2019:

(a) The Company secured, in aggregate, $411,891 in convertible debentures with terms of 6 to 12 months. These loans have conversion features which become effective six months after initiation date.

(b) The Company repaid $122,764 CDN and $80,000 USD in convertible debentures and $179,370 in convertible debentures were converted into 15,927,765 common shares.

(c) The Company extended convertible debentures that were within 4 months of maturity date from October 31, 2019. Extension terms ranged from 2 months to 6 months.

(d) The Company secured private placements with investors consisting of common shares with no warrants pursuant to prospectus and registrations set forth in applicable securities law. It realized net proceeds of $402,161 and issued a total of 10,008,491 common shares.